Commitments	12 Months Ended
Dec. 31, 2020
Commitments
Commitments

30.  Commitments

a) Contractual obligations

Mainly relates to agreements for the acquisition of fuel, energy and the acquisition of raw materials and services. The required and non-cancelable minimum payments related to contractual obligations as at December 31, 2020 are as follows:

	December 31, 2020	December 31, 2019
Purchase obligations	6,991	5,510
Purchase energy	2,945	3,567
Total minimum payments required	9,936	9,077

b) Financial guarantees provided

As at December 31, 2020 and 2019, corporate financial guarantees provided by the Company (within the limit of its direct or indirect interest) for certain associates and joint ventures were US$1,557 and US$1,655, respectively. The fair value of this financial guarantees in December 31, 2020 and 2019 totaled US$877 and US$525, respectively, and is recorded in the balance sheet as “Others non-current liabilities”.